LAND USE RIGHTS, NET	12 Months Ended
Sep. 30, 2022
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

7.        LAND USE RIGHTS, NET

Land use rights, net consist of the following:

	September 30,
	2021	2022
	RMB	RMB
Land use rights	6,260	6,260
Accumulated amortization	(4,406)	(4,468)
Land use rights, net	1,854	1,792

Land use rights have been pledged as collateral for loans from Beijing Changping Technology Development Co. Ltd. as of September 30, 2021 were RMB1,992 and from Beijing Changping Technology Development Co. Ltd. as of September 30, 2022 were RMB1,930, Amortization expenses for the years ended September 30, 2020, 2021 and 2022 were RMB0.4 million, RMB0.3million and RMB0.06 million, respectively. The Company incurred impairment of land use rights for the year ended September 30, 2021 and 2022 were RMB7.6 million and RMB–nil-.